Long term debt - Capital lease obligations (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	17,249
2015	16,176
2016	11,735
2017	2,241
Subtotal:	47,401
Less: amount representing interest	(4,106)
Present value of minimum lease payments	43,295
Less: current portion	(14,996)
Long term portion	28,299